LAND USE RIGHT (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Land use right, net	$ 1,071,310	$ 1,203,383
Land use right
Finite-Lived Intangible Assets [Line Items]
Land use right	1,339,137	1,432,599
Less: accumulated amortization	(267,827)	(229,216)
Land use right, net	$ 1,071,310	$ 1,203,383